October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock Municipal 2030 Target Term Trust (BTT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 7.7%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33	$5,000	$ 5,010,789
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/30	11,900	13,266,798
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	10,070,386
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,171,054
Series A, 5.00%, 07/01/32	1,150	1,223,013
Series A, 5.00%, 07/01/33	1,600	1,698,316
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	12,025	12,074,512
Series A, 5.25%, 01/01/54	10,000	10,674,265
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,930	9,016,688
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/26	935	963,042
5.00%, 10/01/30	2,500	2,701,536
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	3,095	3,335,371
Homewood Educational Building Authority, Refunding RB
5.00%, 12/01/33	1,010	1,024,491
5.00%, 12/01/34	1,380	1,397,280
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	1,965	2,174,801
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30	510	527,694
Southeast Energy Authority A Cooperative District, RB(a)
Series A-2, 5.65%, 01/01/53	30,265	30,826,301
Series B-1, 5.00%, 05/01/53	9,375	9,778,019
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,141,042
(AGM), 5.00%, 11/01/30	2,000	2,063,902
		120,139,300
Arizona — 1.9%
Arizona Health Facilities Authority, Refunding RB, Series B, 5.00%, 02/01/33	1,810	1,811,538
Arizona Industrial Development Authority, RB(b)
4.00%, 07/01/29	530	513,244
4.50%, 07/01/29	690	686,175
Series A, 4.00%, 07/01/29	3,660	3,563,719
Sustainability Bonds, 4.00%, 07/01/30	485	471,214
Arizona Sports & Tourism Authority, Refunding RB, Senior Lien, (BAM), 5.00%, 07/01/30	7,000	7,693,567
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	3,570	3,590,281
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(b)	855	852,974
5.00%, 01/01/31	10,000	10,393,079
		29,575,791
Security	Par (000)	Value
California — 12.1%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(c)	$10,530	$ 8,354,323
Bay Area Toll Authority, RB, Class A, 4.49%, 04/01/36(a)	3,000	3,026,344
Bay Area Toll Authority, Refunding RB, Series E, 3.65%, 04/01/56(a)	3,250	3,213,611
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.18%, 12/01/53	6,750	6,890,440
Sustainability Bonds, 5.50%, 10/01/54	2,485	2,728,035
Series A, Sustainability Bonds, 4.00%, 10/01/52	8,650	8,753,930
Series E-2, Sustainability Bonds, 4.90%, 02/01/54	9,780	9,761,308
Series G, Sustainability Bonds, 5.25%, 11/01/54	1,785	1,912,281
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,693,359
Series A, 5.00%, 11/15/33	1,855	1,960,155
California Housing Finance Agency, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,550	3,403,851
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,114,152
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	1,000	994,276
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,222,904
Series A, 5.00%, 07/01/31	1,050	1,068,530
California Pollution Control Financing Authority, RB, Series A, AMT, 4.25%, 11/01/38(a)	8,350	8,492,790
California School Finance Authority, RB(b)
5.00%, 06/01/30	565	528,722
Series A, 5.00%, 06/01/29	260	262,111
Series A, 4.00%, 06/01/31	240	225,229
Series A, 5.00%, 06/01/32	1,055	1,058,736
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,241,635
Series A, AMT, 5.00%, 05/15/32	1,800	1,859,366
Series A, AMT, 5.00%, 05/15/33	675	695,831
Series A, AMT, 5.00%, 05/15/34	1,650	1,693,878
City of Los Angeles California, RB, 5.00%, 06/26/25	3,700	3,745,993
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/30	18,250	19,811,217
Compton Unified School District, GO, CAB(c)
Series B, (BAM), 0.00%, 06/01/33	1,000	703,177
Series B, (BAM), 0.00%, 06/01/34	1,125	755,563
Series B, (BAM), 0.00%, 06/01/35	1,000	641,628
Series B, (BAM), 0.00%, 06/01/36	1,000	611,608
El Camino Community College District Fountation, GO, CAB(c)
Series C, Election 2002, 0.00%, 08/01/30	9,090	7,715,939
Series C, Election 2002, 0.00%, 08/01/31	12,465	10,150,513
Series C, Election 2002, 0.00%, 08/01/32	17,435	13,742,864
Los Angeles Unified School District, GO
Series A, Election 2008, 4.00%, 07/01/33	3,000	3,011,719
Series A, Election 2008, 4.00%, 07/01/35	5,000	5,029,722
Monterey Peninsula Community College District, Refunding GO, CAB(c)
0.00%, 08/01/30	3,500	2,785,696
0.00%, 08/01/31	5,940	4,518,637
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	1,855	1,996,125
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	518,008

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Norman Y Mineta San Jose International Airport SJC, Refunding RB (continued)
Series A, AMT, 5.00%, 03/01/31	$1,500	$ 1,552,343
Series A, AMT, 5.00%, 03/01/32	1,000	1,032,659
Series A, AMT, 5.00%, 03/01/33	975	1,007,731
Series A, AMT, 5.00%, 03/01/34	1,250	1,288,729
Series A, AMT, 5.00%, 03/01/35	2,000	2,055,245
Poway Unified School District, GO(c)
Series 1-A, Election 2008, 0.00%, 08/01/30	10,000	8,474,637
Series 1-A, Election 2008, 0.00%, 08/01/32	12,500	9,680,326
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,033,008
San Rafael City Elementary School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 08/01/30(c)	6,350	5,380,700
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	721,061
Wiseburn School District, GO, Series A, Election 2007, (NPFGC), 0.00%, 08/01/30(c)	7,505	6,360,215
		189,480,860
Colorado — 4.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/30	12,780	13,734,784
Series A, AMT, 5.00%, 12/01/33	25,000	25,958,529
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/30(c)	1,000	795,551
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	2,500	2,500,955
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	1,015	965,481
Colorado Health Facilities Authority, RB
5.00%, 11/01/30	1,000	1,087,132
Series B, 2.63%, 05/15/29	2,100	2,027,524
Series D, 3.79%, 05/15/61(a)	7,000	7,002,239
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/37	3,000	2,967,694
E-470 Public Highway Authority, Refunding RB, Series B, 3.98%, 09/01/39(a)	3,160	3,142,163
Park Creek Metropolitan District, Refunding RB
Series A, 5.00%, 12/01/27	1,500	1,521,565
Series A, 5.00%, 12/01/28	1,500	1,521,464
Series A, 5.00%, 12/01/30	1,350	1,368,778
Series A, 5.00%, 12/01/31	1,500	1,520,729
Plaza Metropolitan District No. 1, Refunding TA(b)
4.10%, 12/01/24	5,080	5,076,552
4.20%, 12/01/25	5,280	5,264,397
		76,455,537
Connecticut — 0.7%
Capital Region Development Authority, Refunding RB, (SAP), 5.00%, 06/15/31	1,125	1,195,245
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(b)	370	365,474
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(b)	225	225,744
Series G-1, 5.00%, 07/01/28(b)	300	300,906
Series G-1, 5.00%, 07/01/29(b)	300	300,207
Series G-1, 5.00%, 07/01/30(b)	300	299,191
Series G-1, 5.00%, 07/01/32(b)	425	421,593
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Refunding RB (continued)
Series G-1, 5.00%, 07/01/34(b)	$355	$ 350,268
Series I-1, 5.00%, 07/01/35	400	412,763
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	7,435,066
		11,306,457
Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/25	805	810,352
Series A, 5.00%, 07/01/26	850	863,719
Series A, 5.00%, 07/01/27	890	911,614
Series A, 5.00%, 07/01/28	935	960,365
Delaware State Economic Development Authority, Refunding RB(a)
Series A, 1.25%, 10/01/45	6,035	5,849,426
Series B, 1.25%, 10/01/40	500	486,005
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,250	1,192,838
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,210,780
		13,285,099
District of Columbia — 0.8%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	12,325	13,273,362
Florida — 7.1%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,040,100
Capital Trust Agency, Inc., RB(b)
Series A, 4.00%, 06/15/29	1,320	1,277,334
Series A-1, 3.38%, 07/01/31	1,730	1,641,506
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	3,864,254
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/30	4,285	4,562,678
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 5.00%, 10/01/27	5,000	5,250,631
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	6,752,454
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(c)
Series B, 0.00%, 06/01/30	2,000	1,678,430
Series B, 0.00%, 06/01/31	1,295	1,046,592
Series B, 0.00%, 06/01/32	2,495	1,935,936
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,200,158
Florida Development Finance Corp., RB, AMT, 3.00%, 06/01/32	2,665	2,356,154
Florida Development Finance Corp., Refunding RB
4.00%, 06/01/25(b)	100	99,800
4.00%, 06/01/26(b)	110	109,385
4.00%, 09/15/30(b)	470	449,141
AMT, 5.00%, 07/01/34	2,500	2,565,799
AMT, (AGM), 5.00%, 07/01/44	4,685	4,843,323
Hillsborough County Aviation Authority, ARB
AMT, 5.00%, 10/01/30	2,325	2,487,998
Class B, AMT, 5.00%, 10/01/30	9,145	9,795,937
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(b)	$540	$ 519,782
Lakewood Ranch Stewardship District, SAB, 5.40%, 05/01/28	990	1,006,216
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	362,883
Lee County Industrial Development Authority, RB, Series B-3, 4.13%, 11/15/29	3,415	3,391,250
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	945,692
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,000,824
Orange County Convention Center/Orlando, Refunding RB, 5.00%, 10/01/30	11,470	12,718,136
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	19,820	20,244,878
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	944,531
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,190,019
St Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/25	180	179,213
4.00%, 12/15/28	200	196,238
4.00%, 12/15/29	215	209,324
4.00%, 12/15/30	195	188,275
4.00%, 12/15/31	205	196,435
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	520	510,847
Village Community Development District No. 15, SAB, 4.25%, 05/01/28(b)	725	732,774
Village Community Development District No. 5, Refunding SAB
3.50%, 05/01/28	3,635	3,616,314
4.00%, 05/01/33	845	845,039
4.00%, 05/01/34	1,905	1,905,091
		111,861,371
Georgia — 6.7%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/29	4,150	4,417,674
DeKalb County Housing Authority, RB, M/F Housing, Series A, 4.00%, 12/01/33	6,870	6,829,209
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,306,673
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,312,245
Series A, 5.00%, 05/15/30	8,000	8,373,434
Series A, 4.00%, 07/01/52(a)	3,500	3,549,721
Series A, 4.00%, 09/01/52(a)	15,000	15,086,759
Series A, 5.00%, 06/01/53(a)	11,185	11,827,379
Series B, 5.00%, 12/01/52(a)	20,190	21,289,695
Series C, 4.00%, 05/01/52(a)	5,360	5,385,121
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	9,865	10,482,257
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,387,045
Municipal Electric Authority of Georgia, Refunding RB
5.00%, 01/01/29	2,000	2,145,034
5.00%, 01/01/30	1,905	2,067,690
Security	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB (continued)
Series A-R, Subordinate, 5.00%, 01/01/29	$1,200	$ 1,287,020
Series A-R, Subordinate, 5.00%, 01/01/30	1,250	1,356,752
		105,103,708
Guam — 0.2%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/30	500	526,825
Series F, 5.00%, 01/01/30	1,160	1,231,238
Series F, 5.00%, 01/01/31	1,250	1,334,006
		3,092,069
Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(b)	135	134,129
Illinois — 8.7%
Chicago Board of Education, Refunding GO, Series C, 5.00%, 12/01/30	7,025	7,164,505
Chicago Housing Authority, RB, M/F Housing
Series A, 5.00%, 01/01/33	3,000	3,124,250
Series A, 5.00%, 01/01/35	1,500	1,559,431
Chicago O’Hare International Airport, Refunding RB
Series B, AMT, 4.00%, 01/01/27	5,000	4,999,788
Series B, AMT, 5.00%, 01/01/31	2,250	2,251,046
Series B, Senior Lien, 5.00%, 01/01/33	6,000	6,198,360
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/26	3,000	3,081,500
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/30	1,053	1,067,718
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 11/01/24	425	425,000
Series A, 5.00%, 11/01/26	460	344,728
Series A, 5.00%, 11/01/28	1,745	1,220,205
Series A, 5.00%, 11/01/29	1,840	1,275,263
Series A, 5.00%, 10/01/30	1,000	1,036,794
Series A, 5.00%, 11/01/30	1,935	1,340,541
Series A, 5.00%, 11/15/31	8,415	8,465,390
Series A, 4.00%, 10/01/32	1,000	1,013,050
Series A, 5.00%, 11/15/32	2,075	2,088,015
Series A, 4.00%, 02/01/33	12,850	12,853,779
Series A, 5.00%, 11/15/33	2,125	2,137,506
Series B, 5.00%, 08/15/30	3,205	3,309,929
Series B, 3.94%, 05/01/42(a)	1,750	1,751,846
Series C, 5.00%, 02/15/30	12,000	12,418,758
Illinois Municipal Electric Agency, Refunding RB
Series A, 5.00%, 02/01/31	3,000	3,030,516
Series A, 5.00%, 02/01/32	1,500	1,515,548
Illinois Sports Facilities Authority, RB, (AMBAC), 0.00%, 06/15/26(c)	2,345	2,208,511
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	20,121,413
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	6,582,916
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,262,944
5.00%, 12/15/30	1,385	1,453,180
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/30	10,000	10,883,899

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO
Series A, 5.00%, 12/01/28	$7,450	$ 7,802,183
Series A, 5.00%, 03/01/32	1,500	1,626,994
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(b)	260	251,812
		135,867,318
Indiana — 0.6%
Indiana Finance Authority, Refunding RB
Series A, 4.13%, 12/01/26	3,665	3,668,356
Series A, 5.00%, 09/15/29	1,165	1,212,289
Series A, 5.00%, 09/15/30	1,220	1,274,008
Series B, 3.54%, 03/01/39(a)	965	959,359
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,027,472
5.00%, 07/01/33	1,400	1,437,589
		9,579,073
Iowa — 1.6%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	23,930	24,379,111
Kansas — 0.1%
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	313,104
City of Shawnee Kansas, RB, 4.00%, 08/01/31(b)	500	481,197
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,386,779
		2,181,080
Kentucky — 0.9%
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	4,225	4,239,410
Kentucky Public Transportation Infrastructure Authority, RB, CAB
0.00%, 07/01/30(c)	1,230	931,673
Convertible, 6.40%, 07/01/33(d)	1,500	1,748,268
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,481,322
		14,400,673
Louisiana — 1.3%
City of Ruston Louisiana Sales Tax Revenue, RB
(AGM), 5.00%, 06/01/29	1,060	1,088,928
(AGM), 5.00%, 06/01/30	1,000	1,026,644
(AGM), 5.00%, 06/01/31	1,020	1,046,453
(AGM), 5.00%, 06/01/32	1,225	1,255,901
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 08/15/30	4,700	4,875,932
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,130,935
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 06/01/29	585	590,013
Series A, 5.00%, 04/01/30	460	448,162
Series A, 5.00%, 06/01/31	500	485,970
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/29	1,235	1,262,633
5.00%, 05/15/30	990	1,011,515
3.00%, 05/15/31	2,225	2,102,780
Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB (continued)
5.00%, 05/15/32	$1,485	$ 1,515,136
5.00%, 05/15/33	2,175	2,217,577
		20,058,579
Maine — 0.2%
City of Portland Maine General Airport Revenue, Refunding RB
Sustainability Bonds, 5.00%, 01/01/33	695	742,857
Sustainability Bonds, 5.00%, 01/01/34	305	325,020
Sustainability Bonds, 4.00%, 01/01/35	1,000	1,003,641
Maine Turnpike Authority, RB
5.00%, 07/01/29	300	327,417
5.00%, 07/01/30	275	303,937
		2,702,872
Maryland — 1.8%
Anne Arundel County Consolidated Special Taxing District, ST, 4.90%, 07/01/30	1,315	1,315,911
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/31	1,250	1,254,121
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(b)	585	597,757
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	1,765	1,819,079
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/29	2,200	2,218,253
5.00%, 07/01/31	2,400	2,453,149
5.00%, 07/01/32	500	520,715
5.00%, 07/01/33	2,585	2,643,533
5.00%, 07/01/34	775	804,995
Series A, 5.00%, 01/01/31	2,865	2,944,844
Series A, 5.00%, 01/01/32	3,010	3,091,787
Series A, 5.00%, 01/01/33	3,165	3,246,056
State of Maryland, GO, Series 1, 3.00%, 03/15/34	5,000	4,710,665
		27,620,865
Massachusetts — 1.1%
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	5,188,185
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, CAB, Series A, 0.00%, 07/01/32(c)	4,000	3,041,380
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,079,300
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,054,581
Series A, 5.00%, 01/01/33	1,500	1,522,399
Series A, 5.00%, 01/01/34	2,085	2,112,528
Series A, 5.00%, 01/01/35	2,000	2,022,409
		17,020,782
Michigan — 2.3%
City of Detroit Michigan, GO
5.00%, 04/01/26	735	751,026
5.00%, 04/01/27	580	602,483
5.00%, 04/01/28	665	700,168
5.00%, 04/01/29	665	695,985
5.00%, 04/01/30	510	532,831
5.00%, 04/01/31	735	766,831
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
City of Detroit Michigan, GO (continued)
5.00%, 04/01/32	$625	$ 650,788
5.00%, 04/01/33	830	861,837
Michigan Finance Authority, Refunding RB, 3.99%, 04/15/47(a)	16,595	16,497,352
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 0.55%, 04/01/25	420	412,309
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/30	1,325	1,379,286
AMT, 5.00%, 12/31/32	2,000	2,065,982
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	3,690	3,678,387
Michigan Strategic Fund, Refunding RB
5.00%, 11/15/29	1,260	1,299,112
5.00%, 11/15/34	1,410	1,433,278
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,127,564
Series A, 5.00%, 07/01/32	1,430	1,468,588
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/30	800	892,059
		36,815,866
Minnesota — 0.5%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	1,005	974,316
Minnesota Housing Finance Agency, RB, S/F Housing
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.90%, 01/01/30	465	479,068
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.95%, 07/01/30	490	505,270
Sartell-St Stephen Independent School District No. 748, GO, CAB(c)
Series B, 0.00%, 02/01/30	3,915	3,187,554
Series B, 0.00%, 02/01/31	2,190	1,702,111
Series B, 0.00%, 02/01/32	1,450	1,072,889
		7,921,208
Mississippi — 1.3%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,314,740
Series A, (AGM), 5.00%, 03/01/31	1,595	1,618,419
Series A, (AGM), 5.00%, 03/01/32	2,000	2,028,053
Series A, (AGM), 5.00%, 03/01/33	1,275	1,292,048
State of Mississippi Gaming Tax Revenue, RB, Series E, 5.00%, 10/15/33	12,225	12,375,337
		19,628,597
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 05/15/31	1,175	1,203,770
4.00%, 05/15/32	1,680	1,696,532
4.00%, 05/15/33	2,000	2,017,650
Series A, 5.00%, 02/01/30	485	507,963
Series A, 4.00%, 11/15/33	2,010	2,010,441
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	730	677,240
St Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	345	313,019
		8,426,615
Security	Par (000)	Value
Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	$10,050	$ 9,905,738
Nebraska — 0.0%
Elkhorn School District, GO
4.00%, 12/15/32	325	334,069
4.00%, 12/15/33	375	384,544
		718,613
Nevada — 0.4%
County of Clark Nevada, Refunding GOL, Series B, 4.00%, 11/01/34	5,000	5,008,056
State of Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/27	220	221,002
Series A, 4.50%, 12/15/29(b)	430	430,056
		5,659,114
New Hampshire — 0.1%
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	283,557
4.00%, 01/01/29	300	296,303
4.00%, 01/01/30	280	274,085
		853,945
New Jersey — 14.7%
Atlantic City Board of Education, Refunding GO
(AGM), 4.00%, 04/01/30	170	173,722
(AGM), 4.00%, 04/01/31	175	178,168
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(e)	170	170,106
New Jersey Economic Development Authority, ARB
5.25%, 09/15/29	5,575	5,577,051
Series A, AMT, 5.63%, 11/15/30	1,740	1,746,991
Series B, AMT, 5.63%, 11/15/30	1,315	1,319,216
New Jersey Economic Development Authority, RB
Series A, 4.00%, 06/15/29(b)	435	426,104
Series A, 4.00%, 07/01/29	285	283,483
Series A, 5.00%, 06/15/32	4,500	4,713,565
Series C, 5.00%, 06/15/32	3,600	3,770,852
AMT, 5.00%, 01/01/28	4,705	4,708,654
Series QQQ, Sustainability Bonds, 5.00%, 06/15/30	600	654,866
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/28	1,000	1,038,813
5.00%, 01/01/29	1,945	1,995,099
(AGM), 5.00%, 06/01/30	1,500	1,555,433
(AGM), 5.00%, 06/01/31	1,750	1,812,435
(AGM), 4.00%, 06/01/32	2,125	2,118,732
Series MMM, 4.00%, 06/15/35	5,000	5,041,851
Sub-Series A, 4.00%, 07/01/32	9,855	9,875,015
Series A, AMT, 2.20%, 10/01/39(a)	4,000	3,536,705
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	5,150,978
New Jersey Educational Facilities Authority, RB, Series A, 4.00%, 09/01/30	5,860	5,860,634
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	1,500	1,528,017

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued)
5.00%, 07/01/29	$4,150	$ 4,254,511
5.00%, 07/01/30	3,500	3,585,445
Series A, 5.00%, 07/01/30	11,245	11,554,181
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	5,500	5,571,432
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,273,764
Series A, AMT, 4.00%, 12/01/32	660	662,602
Series A, AMT, 4.00%, 12/01/33	535	536,418
Series A, AMT, 4.00%, 12/01/34	265	263,254
Series A, AMT, 4.00%, 12/01/35	265	261,408
Series B, AMT, 5.00%, 12/01/30	10,000	10,544,928
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/30	1,875	1,977,374
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	10,165	9,957,766
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/31	3,385	3,423,633
New Jersey Transportation Trust Fund Authority, RB
Series BB, 5.00%, 06/15/30	1,500	1,599,711
Series C, (NPFGC), 0.00%, 12/15/30(c)	35,000	28,298,213
Series C, 5.25%, 06/15/32	10,000	10,031,724
Series D, 5.00%, 06/15/32	5,000	5,013,377
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	6,600	6,758,077
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/34	1,260	1,263,486
Newark Housing Authority, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,213,028
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/33	500	500,193
State of New Jersey, GO, Series A, 4.00%, 06/01/30	26,000	27,378,433
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	17,629,576
Series A, 5.00%, 06/01/32	8,270	8,691,792
		230,480,816
New Mexico — 1.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	480	489,611
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	1,000,412
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD), 3.75%, 09/01/31	100	99,711
Series A-1, AMT, (GTD), 3.88%, 04/01/34	20	19,865
Series A-2, AMT, (GTD), 3.80%, 11/01/32	100	99,327
Series A-2, AMT, (GTD), 3.80%, 09/01/33	100	98,892
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 5.00%, 11/01/39(a)	15,570	15,668,359
		17,476,177
New York — 6.4%
Build NYC Resource Corp., Refunding RB, AMT, 4.50%, 01/01/25(b)	100	99,970
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/30	500	523,772
Hempstead Town Local Development Corp., Refunding RB
5.00%, 06/01/30	200	216,774
5.00%, 06/01/31	300	327,738
5.00%, 06/01/32	100	109,013
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, CAB, Series A, 0.00%, 11/15/30(c)	$13,000	$ 10,409,021
Metropolitan Transportation Authority, Refunding RB
2nd Sub Series, (AGM), 4.03%, 11/01/32(a)	2,875	2,878,135
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	10,000	10,454,205
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	4,980	5,233,346
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 05/01/36	7,500	7,564,735
New York State Energy Research & Development Authority, Refunding RB, Series D, 3.50%, 10/01/29	5,000	4,895,747
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(b)	2,250	2,346,465
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,590	2,669,492
AMT, 5.00%, 01/01/31	7,595	7,791,387
Series A, AMT, 4.00%, 07/01/32	5,500	5,284,399
Series A, AMT, 4.00%, 07/01/33	6,000	5,711,874
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	13,140	13,102,773
AMT, 4.00%, 10/31/34	350	331,750
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	2,275	2,119,834
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/28	350	365,078
Series A, AMT, 5.00%, 12/01/29	235	245,774
Series A, AMT, 5.00%, 12/01/30	250	262,092
Series A, Class A, AMT, 5.00%, 12/01/24	2,770	2,771,052
Port Authority of New York & New Jersey, Refunding ARB
Series 223, AMT, 5.00%, 07/15/30	3,730	4,008,685
Series 246, AMT, 5.00%, 09/01/30	10,000	10,705,773
		100,428,884
North Carolina — 1.9%
City of Charlotte North Carolina, Refunding GO
Series A, 5.00%, 06/01/28	330	356,919
Series A, 5.00%, 06/01/29	350	385,054
Series A, 5.00%, 06/01/30	485	541,081
North Carolina Medical Care Commission, RB
4.00%, 09/01/33	355	343,106
4.00%, 09/01/34	185	177,856
Series A, 4.00%, 10/01/27	600	603,971
Series B-2, 3.75%, 10/01/28	425	416,207
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	1,500	1,501,268
North Carolina Turnpike Authority, Refunding RB, CAB, Series C, (SAP), 0.00%, 07/01/30(c)	550	425,764
University of North Carolina at Chapel Hill, Refunding RB(a)
Series A, 3.88%, 12/01/34	7,000	6,976,841
Series A, 3.88%, 12/01/41	17,845	17,821,369
		29,549,436
Ohio — 1.1%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	460	452,759
Ohio Air Quality Development Authority, Refunding RB
3.25%, 09/01/29	4,450	4,386,461
4.00%, 09/01/30(a)	1,650	1,671,104
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Ohio Air Quality Development Authority, Refunding RB (continued)
Series A, AMT, 4.25%, 11/01/39(a)	$1,525	$ 1,545,193
Ohio State University, RB, Class A, Sustainability Bonds, 5.00%, 12/01/30	3,320	3,721,408
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	1,625	1,643,168
AMT, (AGM), 5.00%, 12/31/30	4,585	4,636,810
		18,056,903
Oklahoma — 0.6%
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,369,458
Tulsa Airports Improvement Trust, Refunding RB, AMT, 5.00%, 06/01/35(a)	6,750	6,784,357
		9,153,815
Oregon — 1.7%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,568,636
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	17,000	17,163,718
Port of Morrow Oregon, Refunding GOL
Series A, 4.00%, 06/01/30	1,205	1,207,158
Series D, 4.00%, 12/01/30	880	881,904
		26,821,416
Pennsylvania — 17.2%
Allegheny County Higher Education Building Authority, Refunding RB, 3.66%, 02/01/33(a)	7,250	7,117,556
Allegheny County Hospital Development Authority, RB, Series D2, 3.94%, 11/15/47(a)	5,205	5,160,090
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,198,134
Series A, 5.00%, 04/01/34	3,345	3,465,648
Series A, 5.00%, 04/01/35	1,000	1,033,195
Allentown City School District, Refunding GOL, Series B, (BAM SAW), 5.00%, 02/01/31	4,000	4,255,535
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/28	675	684,180
5.00%, 05/01/32	9,310	9,487,901
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
5.00%, 05/01/29	450	471,835
5.00%, 05/01/30	450	473,708
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	1,809,088
Series A, 5.00%, 10/01/32	1,450	1,513,948
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(b)	152	151,850
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	5,516,726
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 4.00%, 08/01/32	6,000	6,045,001
Series A, 5.00%, 08/01/30	4,500	4,719,971
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	3,913,537
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	6,000	6,335,551
Security	Par (000)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, Refunding GO, Series 1, 4.00%, 01/01/30	$7,000	$ 7,119,423
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	570	570,312
5.00%, 01/01/30	1,285	1,285,753
5.00%, 01/01/32	1,510	1,519,401
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,304,248
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(f)	825	833,295
Geisinger Authority, Refunding RB
Series A-2, 5.00%, 02/15/32	4,000	4,149,302
Series A-2, 5.00%, 02/15/34	1,750	1,813,076
Lancaster County Hospital Authority, Refunding RB, 3.00%, 08/15/30	2,535	2,485,415
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/29	190	198,552
Series A, 5.00%, 05/01/30	195	204,942
Latrobe Industrial Development Authority, Refunding RB, 5.00%, 03/01/30	150	157,902
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	15,000	14,726,115
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,706,734
4.00%, 09/01/36	1,500	1,462,482
Series A, 5.00%, 09/01/31	1,750	1,836,754
Series A, 5.00%, 09/01/32	1,315	1,372,652
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 01/01/30	2,000	1,986,037
Series A, 5.25%, 01/15/25(f)	3,250	3,260,028
Series A, 4.10%, 04/01/53(a)	7,905	8,109,369
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	5,661,939
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/29	5,000	5,106,319
5.00%, 12/31/30	13,100	13,373,340
5.00%, 12/31/34	16,500	16,767,129
Series A-1, 5.00%, 04/15/30	2,500	2,732,798
AMT, 5.00%, 12/31/29	3,750	3,869,720
AMT, 5.00%, 06/30/30	3,500	3,611,261
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/31	4,500	4,634,774
Pennsylvania Higher Educational Facilities Authority, RB
Series AT-1, 5.00%, 06/15/26(f)	100	102,867
Series AT-1, 5.00%, 06/15/30	6,625	6,807,737
Series AT-1, 5.00%, 06/15/30(e)	1,185	1,223,541
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/30	425	431,692
5.00%, 05/01/31	1,275	1,294,164
4.00%, 05/01/32	3,000	2,480,612
5.00%, 05/01/32	1,750	1,775,048
5.00%, 05/01/33	3,320	3,365,146
5.00%, 05/01/35	1,000	1,008,098
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 1.90%, 04/01/30	1,625	1,451,040
Series 137, Sustainability Bonds, 1.95%, 10/01/30	875	773,978

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	$8,890	$ 8,437,923
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	800	877,742
Series B, 5.00%, 12/01/30	620	687,957
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,131,881
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,247,635
Pennsylvania Turnpike Commission, Refunding RB
2nd Sub Series, 5.00%, 12/01/32	1,000	1,051,142
2nd Sub Series, 5.00%, 12/01/33	1,815	1,896,128
2nd Sub Series, 5.00%, 12/01/34	1,500	1,569,819
2nd Sub Series, 5.00%, 12/01/35	2,005	2,083,320
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	260	255,017
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/30	800	879,141
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	437,959
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 5.00%, 09/01/30	205	227,463
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/25	1,300	1,316,972
Series A, (SAW), 5.00%, 09/01/26	3,250	3,355,084
Series A, (SAW), 5.00%, 09/01/27	2,675	2,811,039
Series A, (SAW), 5.00%, 09/01/28	1,630	1,738,828
Series A, (SAW), 5.00%, 09/01/30	2,380	2,601,735
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,439,803
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	479,816
Series A, (GTD), 4.00%, 07/01/33	440	440,671
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	130,221
Series A, 4.00%, 11/15/28	105	105,053
Series A, 4.00%, 11/15/29	140	138,275
Series A, 4.00%, 11/15/30	190	187,278
Series A, 4.00%, 11/15/31	200	196,792
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,519,635
(BAM), 5.00%, 08/15/31	5,000	5,244,069
(BAM), 5.00%, 08/15/32	17,945	18,816,976
		269,231,823
Puerto Rico — 5.2%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.63%, 07/01/29	1,534	1,649,609
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	14,055	11,769,916
Series A-1, Restructured, 0.00%, 07/01/31	38,523	29,664,441
Series A-1, Restructured, 0.00%, 07/01/33	43,149	30,354,369
Series B-1, Restructured, 0.00%, 07/01/31	5,755	4,401,853
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,512,972
		82,353,160
Rhode Island — 1.0%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	1,500	1,525,526
Security	Par (000)	Value
Rhode Island (continued)
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/29	$1,950	$ 2,055,442
Series A, AMT, 5.00%, 12/01/30	1,300	1,373,762
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	2,763,253
Series A, 5.00%, 06/01/29	4,500	4,522,990
Series A, 5.00%, 06/01/30	4,215	4,237,151
		16,478,124
South Carolina — 0.9%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,363,984
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,069,304
		13,433,288
Tennessee — 1.3%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	1,987,415
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/31	6,210	6,214,115
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/31	1,300	1,332,856
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	6,000	6,045,209
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	5,000	5,307,717
		20,887,312
Texas — 12.9%
Arlington Higher Education Finance Corp., RB, 4.00%, 06/15/31	2,705	2,529,562
Central Texas Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 07/01/25(f)	4,275	4,322,930
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/30	2,000	2,135,952
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30	900	1,000,161
City of Houston Texas Airport System Revenue, ARB
Series B-1, AMT, 5.00%, 07/15/30	1,900	1,907,942
Series C, AMT, 5.00%, 07/15/28	3,000	3,077,564
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	7,388,710
AMT, 5.00%, 07/01/29	14,000	14,007,244
Series C, AMT, 5.00%, 07/15/27	5,150	5,253,978
Sub-Series A, AMT, 5.00%, 07/01/30	1,200	1,273,063
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, Subordinate, 5.00%, 11/15/34	7,315	7,548,342
Clifton Higher Education Finance Corp., Refunding RB
Series A, (PSF-GTD), 4.00%, 08/15/31	1,250	1,257,085
Series A, 3.95%, 12/01/32	1,650	1,543,310
County of Nueces Texas, Refunding GOL
4.00%, 02/15/33	1,165	1,190,222
4.00%, 02/15/35	725	733,073
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	2,500	2,739,007
DeSoto Independent School District, Refunding GO, (PSF-GTD), 5.00%, 08/15/30	3,980	4,310,994
Harris County Cultural Education Facilities Finance Corp., RB
5.00%, 07/01/38	2,275	2,310,373
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp., RB (continued)
Series B, 5.75%, 01/01/28	$480	$ 480,601
Series B, 6.38%, 01/01/33	40	40,062
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	950	940,070
Series A, 5.00%, 01/01/33	850	850,326
Series A, 5.00%, 06/01/33	3,000	2,877,479
Leander Independent School District, Refunding GO, CAB(c)
Series D, (PSF-GTD), 0.00%, 08/15/31	1,200	889,656
Series D, (PSF-GTD), 0.00%, 08/15/32	1,875	1,323,082
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/26	430	442,621
Matagorda County Navigation District No. 1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	26,120	27,214,160
Series B, (AMBAC), 4.55%, 05/01/30	12,055	12,462,364
Series B-2, 4.00%, 06/01/30	12,995	12,997,354
AMT, 4.25%, 05/01/30	6,855	6,985,616
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(f)	21,370	15,756,294
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(b)	325	316,276
North Texas Tollway Authority, Refunding RB, Series A, (BAM-TCRS), 5.00%, 01/01/38	8,200	8,219,393
Socorro Independent School District, Refunding GO, Series B, (PSF-GTD), 4.00%, 08/15/34	3,000	3,022,387
Spring Branch Independent School District, GO, (PSF- GTD), 3.00%, 02/01/33	5,000	4,704,918
Tarrant County Cultural Education Facilities Finance Corp., RB
Class F, 5.00%, 11/15/52(a)	3,585	3,885,003
Series B, 5.00%, 07/01/35	9,435	9,947,234
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	16,435	17,339,275
5.00%, 12/15/32	5,000	5,290,206
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,660,842
		202,174,731
Utah — 0.2%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/30	2,980	3,174,881
Virginia — 0.1%
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	320	319,996
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/30(b)	1,000	980,025
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	120	119,899
		1,419,920
Washington — 2.3%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 3.47%, 01/01/40(a)	4,050	3,988,800
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	6,829,566
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,100,621
Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	$9,485	$ 9,755,547
Washington State Convention Center Public Facilities District, RB, 4.00%, 07/01/31	4,240	4,277,220
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/25	350	353,200
Series A, 5.00%, 07/01/26	285	292,604
Series A, 5.00%, 07/01/27	350	365,370
Series A, 5.00%, 07/01/28	550	582,112
Series A, 5.00%, 07/01/29	775	829,658
Series A, 5.00%, 07/01/30	815	878,806
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	1,000	1,012,555
Series A, 5.00%, 01/01/32	1,140	1,154,172
		36,420,231
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,023,279
Series A, 5.00%, 06/01/33	1,100	1,138,732
		3,162,011
Wisconsin — 3.0%
Public Finance Authority, RB(b)
4.00%, 06/15/30	1,520	1,463,234
5.00%, 07/15/30	3,700	3,774,217
5.00%, 01/01/31	650	639,601
Series A, 4.00%, 07/15/29	485	476,529
Series A, 4.00%, 03/01/30	1,140	1,110,747
Series A, 3.75%, 06/01/30	345	325,937
Series A, 5.00%, 06/15/31	705	691,571
Public Finance Authority, Refunding RB
4.00%, 09/01/29(b)	275	266,085
Class A, 3.00%, 12/01/26(b)	250	244,655
Class C, 4.00%, 10/01/41(a)	7,000	7,016,358
AMT, 2.63%, 11/01/25	3,000	2,970,981
Class B, AMT, 4.00%, 10/01/46(a)	1,750	1,802,946
Series B, AMT, 5.25%, 07/01/28	1,290	1,290,956
State of Wisconsin, GO, Series A, 3.66%, 05/01/25(a)	10,890	10,889,106
Wisconsin Health & Educational Facilities Authority, RB
Series A, 5.00%, 02/15/29	3,000	3,135,872
Series B-2, 4.20%, 08/15/28	1,350	1,338,166
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/35	2,500	2,669,075
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series D, (FNMA), 3.00%, 09/01/32	7,265	6,690,875
		46,796,911
Total Municipal Bonds — 136.7% (Cost: $2,171,459,958)		2,144,947,571
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.25%, 11/15/31(h)	8,085	8,024,116
Series A, AMT, 4.25%, 11/15/32	2,230	2,213,337
		10,237,453

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida — 6.0%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29(h)	$17,200	$ 17,207,256
Series Q-1, 4.00%, 10/01/30	18,095	18,102,661
Series Q-1, 4.00%, 10/01/31	18,820	18,827,960
Series Q-1, 4.00%, 10/01/32	19,575	19,583,273
Series Q-1, 4.00%, 10/01/33	20,355	20,363,612
		94,084,762
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.6% (Cost: $104,359,982)		104,322,215
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.1%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	16,715	16,659,299
Total Non-Agency Mortgage-Backed Securities — 1.1% (Cost: $16,804,102)		16,659,299
Total Long-Term Investments — 144.4% (Cost: $2,292,624,042)		2,265,929,085

	Shares
Short-Term Securities
	Money Market Funds — 6.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(i)(j)	97,402,333	97,412,073
	Total Short-Term Securities — 6.2% (Cost: $97,412,073)	97,412,073
	Total Investments — 150.6% (Cost: $2,390,036,115)	2,363,341,158
	Other Assets Less Liabilities — 1.7%	25,088,406
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%	(69,811,324)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.8)%	(749,825,546)
	Net Assets Applicable to Common Shares — 100.0%	$ 1,568,792,694

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2029 to November 15, 2032, is
$71,728,412.

(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 35,247,372	$ 62,164,701 (a)	$ —	$ —	$ —	$ 97,412,073	97,402,333	$ 220,533	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,144,947,571	$ —	$ 2,144,947,571
Municipal Bonds Transferred to Tender Option Bond Trusts	—	104,322,215	—	104,322,215
Non-Agency Mortgage-Backed Securities	—	16,659,299	—	16,659,299
Short-Term Securities
Money Market Funds	97,412,073	—	—	97,412,073
	$97,412,073	$2,265,929,085	$—	$2,363,341,158
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(69,569,982)	$—	$(69,569,982)
VRDP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)
	$—	$(819,569,982)	$—	$(819,569,982)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
Portfolio Abbreviation (continued)
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAP	Subject to Appropriations

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Municipal 2030 Target Term Trust (BTT)

Portfolio Abbreviation (continued)
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments